Intangible Assets, Net - Schedule of Estimated Future Amortization Expense Related to Intangible Assets (Details)	Jun. 30, 2026 USD ($)
Schedule of Estimated Future Amortization Expense Related to Intangible Assets [Abstract]
2027	$ 947,808
2028	1,001,853
2029	553,446
2030	198,877
2031	135,350
Thereafter	496,375
Total	$ 3,333,709